Note Related party transactions (Corporation's equity in Evertec) (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Investment in equity investees	$ 212,838	$ 225,625
EVERTEC Inc.
Related Party Transaction [Line Items]
Investment in equity investees	$ 33,590	$ 25,146